Research and development expenses	9 Months Ended
Sep. 30, 2020
Research and development expenses
Research and development expenses

14.Research and development expenses

	Three months ended		Nine months ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Labor	$1,469,492	$1,265,310	$3,927,296	$3,606,535
Materials	583,874	2,003,246	1,572,734	3,602,274
Government grants	—	(1,800)	—	(382,993)
	$2,053,366	$3,266,756	$5,500,030	$6,825,816